Subsequent events	12 Months Ended
Jun. 30, 2024
Subsequent events
Subsequent events

34. Subsequent events

Shares Buyback Program – New program

On July 11, 2024, the Board of Directors of IRSA approved a new program for the buyback program of shares issued by the Company and established the terms and conditions for the acquisition of treasury shares issued by the Company, under the terms of Article 64. of Law No. 26,831 and the CNV regulations, for up to a maximum amount of ARS 15,000 million and up to 10% of the share capital, up to a daily limit of up to 25% of the average volume of daily transactions that the shares have experienced of the Company, jointly in the markets it is listed, during the previous 90 business days, and up to a maximum price of USD 11 per GDS and ARS 1,550 per share. Likewise, the repurchase period was set at up to 180 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.

On September 12, 2024, we completed the share buyback program, having acquired 11,541,885 common shares, representing approximately 99.93% of the approved program and 1.56% of the capital stock of IRSA.

Zetol - Payment of installments for share purchase

On July 12, 2024, the payment of the installments for the purchase of shares in Zetol, corresponding to Towers 3 and 4, was completed for a total amount of USD 8.9 million, including units, parking spaces, and credits in favor of VAM and Zetol for Towers 1 and 2.

Purchase of property adjacent to Alto Avellaneda shopping mall

On August 1, 2024, IRSA acquired a property adjacent to its Alto Avellaneda shopping mall, located at Gral. Güemes 861, Partido de Avellaneda, Province of Buenos Aires.

The property has a total area of 86,861 square meters and a built-up area of 32,660 square meters, with potential for future expansion.

The purchase price was set at USD 12.2 million, of which USD 9.2 million has already been paid, and the remaining USD 3 million will be settled upon the transfer of the title deed, which is still pending. The transaction includes the assignment to IRSA of the existing lease agreements until their original expiration and the signing of a new lease agreement with the supermarket for 3 years.

General Ordinary and Extraordinary Shareholders’ Meeting - IRSA

On September 11, 2024, we informed that our Board of Directors has resolved to call a General Ordinary and Extraordinary Shareholders’ Meeting to be held on October 28, 2024, to address, among other topics, the following:

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Consideration of the financial result for the fiscal year ended June 30, 2024, amounting a loss of ARS 18,377 million. Consideration of the application of voluntary reserves to absorb accumulated negative results. Consideration of the distribution of dividends payable in cash and/or in kind for up to ARS 90,000 million with voluntary reserves. Delegation to the Board of Directors of the company to determine the proportion of dividends to be paid in cash and/or in kind.

-	Consideration of the distribution of up to 25,700,000 own shares to the shareholders in proportion to their holdings pursuant to the provisions of section 67 of Law No. 26,831.

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Consideration of the merger by absorption of Centro de Entretenimientos La Plata S.A. (“CELAP”) with IRSA and approval of the separate and consolidated financial statements of the merger prepared for this purpose. Consideration of the prior merger agreement by absorption. Authorizations and delegations and appointment of representatives to execute the final agreements and other procedures.

Warrants exercise

On October 2, 2024, we informed that between September 17, 2024, and September 25, 2024, certain holders of warrants had exercised their right to acquire additional shares. Therefore, a total of 5,433,980 common shares of the Company were issued, with a face value of ARS 10. As a result of the exercise, the Company collected USD 1.8 million.

“261 Della Paolera” floor sale

On October 15, 2024, we informed that we have sold a floor of the “261 Della Paolera” tower located in the Catalinas district of the Autonomous City of Buenos Aires for a total leasable area of approximately 1,197 square meters and 8 parking lots located in the building.

The transaction price was approximately USD 7.1 million (MEP) (USD/ square meters 6,000), of which USD 6.0 million has already been paid and the balance of USD 1.1 million, granted with a mortgage, will be paid in 24 monthly installments accruing an interest rate of 8% annually.

After this operation, IRSA retains ownership of 3 floors of the building with an approximate leasable area of 3,670 square meters in addition to parking lots and other complementary spaces.

The financial result of this operation will be recognized in the Company’s financial statements for the second quarter of fiscal year 2025.

Local Notes Issuance – Series XXII & XXIII Notes

On October 21, 2024, IRSA informed the results of the auction for two series of notes on the local market for a total amount of USD 67.3 million through the following instruments:

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Series XXII: Denominated in dollars for USD 15.8 million, with 5.75% interest rate and semiannual interests’ payments (first payment will be on July 23, 2025). The Capital amortization will be 100% at maturity, on October 23, 2027. The issuance price will be 100.0%.

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Series XXIII: Denominated in dollars for USD 51.5 million, with 7.25% interest rate and semiannual interests’ payments (first payment will be on July 23, 2025). The Capital amortization will be 100% at maturity, on October 23, 2029. The issuance price will be 100.0%.

The settlement for both notes will be on October 23, 2024, and the funds will be mainly used to refinance short-term liabilities and/or working capital, as defined in the issuance documents.